Net Income Per Limited Partner Unit And Distributions	12 Months Ended
Dec. 31, 2012
Net Income Per Limited Partner Unit And Distributions [Abstract]
Net Income Per Limited Partner Unit And Distributions

4. NET INCOME PER LIMITED PARTNER UNIT AND DISTRIBUTIONS

Earnings per Limited Partner Unit. Our net income is allocated to the General Partner and the limited partners, in accordance with their respective ownership percentages, after giving effect to incentive distributions paid to the General Partner. Basic earnings per unit are computed by dividing net income attributable to limited partner unitholders by the weighted-average number of limited partner units outstanding during each period. Diluted earnings per unit are computed using the treasury stock method, which considers the impact to net income and limited partner units from the potential issuance of limited partner units.

     The tables below show the (i) allocation of net income attributable to limited partners and the (ii) net income per limited partner unit based on the number of basic and diluted limited partner units outstanding for the years ended December 31, 2012, 2011 and 2010.

Allocation of Net Income to General Partner and Limited Partners

	Year Ended December 31,
	2012	2011	2010
Net income	$38,889	$45,003	$34,872
GP's incentive distributions	(14,753)	(7,049)	(2,016)
Net income after incentive distributions	24,136	37,954	32,856
GP's interest in net income after incentive distributions	7,465	686	510
LP's interest in net income after incentive distributions	$16,671	$37,268	$32,346

Net Income Per Limited Partner Unit

		Year Ended December 31,
	2012	2011	2010
Limited partners' interest in net income	$16,671	$37,268	$32,346
Weighted-average limited partner units - basic (1)	45,223	37,206	29,070
Effect of unvested phantom units	197	114	2,246
Weighted-average limited partner units - diluted (1)	45,420	37,320	31,316
Basic earnings per unit:
Net income per limited partner	$0.37	$1.00	$1.11
Diluted earnings per unit:
Net income per limited partner	$0.37	$1.00	$1.03

(1) Includes 6,869,268 and 4,828,093 Class C units for the years ended December 31, 2012 and 2011.

There were no units excluded from our dilutive earnings per share as we do not have any anti-dilutive units for the years ended December 31, 2012, 2011 and 2010.

     Distributions. Our Second Amended and Restated Agreement of Limited Partnership, dated February 19, 2008, as amended (Partnership Agreement), requires that, within 45 days after the end of each quarter, we distribute all of our Available Cash (as defined therein) to unitholders of record on the applicable record date, as determined by our General Partner. Our minimum quarterly distribution is $0.30 per unit, to the extent we have sufficient cash flows from operations after the establishment of cash reserve and payment of fees and expenses, including payments to our General Partner. There is no guarantee that we will pay the minimum quarterly distribution in any quarter. We are prohibited from making any distributions to unitholders if such distribution would cause an event of default or an event of default exists, under our Credit Facility or other agreements governing our long-term debt.

     General Partner Interest and Incentive Distribution Rights. Our General Partner is entitled to quarterly distributions equal to its General Partner interest. As of December 31, 2012, our General Partner interest is approximately 2%, represented by 979,614 General Partner units. Our General Partner has the right, but not the obligation, to contribute a proportional amount of capital to us to maintain its current General Partner interest. The General Partner's interest in our distributions will be reduced if we issue additional units in the future and our General Partner does not contribute a proportional amount of capital to us to maintain its General Partner interest.

     Our General Partner holds incentive distribution rights (IDRs) in accordance with the Partnership Agreement. These rights pay an increasing percentage, up to a maximum of 50% of the cash we distribute from operating surplus in excess of $0.45 per unit per quarter. The maximum distribution of 50% includes distributions paid to our General Partner based on its General Partner interest and assumes that our General Partner maintains its current General Partner interest. The maximum distribution of 50% does not include any distributions that our General Partner may receive on limited partner units that it owns.

The following table presents distributions for 2012 and 2011 (In millions, except per unit data):

				Distribution Paid
			Limited Partners		General Partner
				Paid-In-	Cash paid	Paid-In-
				Kind Value	to General	Kind Value
	Attributable to the	Per Unit	Cash paid	to Class C	Partner	to Class C	Total	Total
Payment Date	Quarter Ended	Distribution	to common	unitholders	and IDR	unitholders	Cash	Distribution
2013
February 12, 2013	December 31, 2012	$0.51	$21.0	$3.7	$4.1	$0.6	$25.1	$29.4

2012
November 9, 2012	September 30, 2012	$0.51	$21.0	$3.5	$4.1	$0.6	$25.1	$29.2
August 10, 2012	June 30, 2012	$0.50	$20.6	$3.4	$3.7	$0.5	$24.3	$28.2
May 11, 2012	March 31, 2012	$0.50	$18.2	$3.4	$3.3	$0.5	$21.5	$25.4
February 10, 2012	December 31, 2011	$0.49	$17.9	$3.2	$2.8	$0.5	$20.7	$24.4

2011
November 10, 2011	September 30, 2011	$0.48	$15.8	$3.1	$2.3	$0.4	$18.1	$21.6
August 12, 2011	June 30, 2011	$0.46	$15.2	$2.9	$1.6	$0.2	$16.8	$19.9
May 13, 2011	March 31, 2011	$0.44	$13.7	$2.7	$1.1	$0.2	$14.8	$17.7
February 11, 2011	December 31, 2010	$0.43	$13.4	$—	$0.9	$—	$14.3	$14.3

     Our Class C units are substantially similar in all respects to our existing common units, representing limited partner interests, except that we have the option to pay distributions to our Class C unitholders with cash or by issuing additional Paid-In-Kind Class C units based upon the volume weighted-average price of our common units for the 10 trading days immediately preceding the date the distribution is declared. We issued 633,084 and 473,731 additional Class C units in lieu of paying in cash quarterly distributions on our Class C units for the years ended December 31, 2012 and 2011. In February 2013, we issued an additional 183,995 Class C units in quarterly distributions. Additionally, in April 2013, our outstanding Class C units will convert to common units on a one-for-one basis. Quarterly distributions on these converted units will be paid with cash.

     In conjunction with the acquisition of the 65% membership interest in CMM in January 2013, we issued 6,190,469 Class D units, representing limited partner interests in us to Crestwood Holdings. Our Class D units are similar in certain respects to our existing common units and Class C units, except that we have the option to pay distributions to our Class D unitholders for a period of one year with cash or by issuing additional Paid-In-Kind Class D units based upon the volume weighted-average price of our common units for the 10 trading days immediately preceding the date the distribution is declared. The Class D units issued in January 2013 will not participate in the dividend paid on February 12, 2013. In March 2014, our outstanding Class D units will convert to common units on a one-for-one basis.